Label	Element	Value
Innovator Premium Income 15 Buffer ETF - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Innovator Premium Income 15 Buffer ETF - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator Premium Income 15 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 403.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)